Equity Investments - Condensed financial information of equity method investments (Details) - Group’s equity method investments ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Operating data:
Revenues	¥ 37,987	[1]	$ 5,456	¥ 220,656	¥ 171,335
Gross profit	25,874	[1]	3,717	140,701	101,424
Net income/(loss)	(21,583)	[1]	(3,100)	1,747	2,562
Net income/(loss) attributable to the equity method investees	(21,442)	[1]	(3,080)	577	2,562
PNM’s share of net income/(loss)	(3,968)	[1]	$ (570)	5,352	¥ 6,796
Balance sheet data:
Current assets	3,251	[2]		249,386		$ 467
Non-current assets	17	[2]		20,428		2
Current liabilities	¥ 59,685	[2]		¥ 286,695		$ 8,573

[1]	Tianbo has been a subsidiary of the Company’s VIE and no longer an equity method investee since April 1, 2019. The operating data here only included the data of Tianbo from January 1, 2019 to March 31, 2019.
[2]	Tianbo has been a subsidiary of the Company’s VIE and no longer an equity method investee since April 1, 2019. The balance sheet data here did not include the data of Tianbo as of December 31, 2019.